IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Impairment of assets [Abstract]
Schedule of impairments (reversals)	For the year ended December 31, 2025, we recorded a net
impairment of $12 million (2024: net impairment reversal of
$941 million) for non-current assets and $nil (2024: $484
million) of impairment to goodwill, as summarized in the
following table:

For the years ended December 31	2025	2024
Lumwana	$—	($655)
Veladero	—	(437)
Carlin	6	82
Long Canyon	—	49
Pueblo Viejo	1	10
Cortez	4	9
Other	1	1
Total impairment charges (reversals) of non-current assets	$12	($941)
Loulo-Gounkoto goodwill	—	484
Total goodwill impairment charges	$—	$484
Total impairment charges (reversals)	$12	($457)

Schedule of key assumptions used in impairment testing	The short-term and long-term gold and copper price
assumptions used in our fourth quarter 2025 and 2024
impairment testing are as follows:

	2025	2024
Gold price per oz (short-term)	$3,800	$2,400
Gold price per oz (long-term)	3,000	1,850
Copper price per lb (short-term)	4.80	4.25
Copper price per lb (long-term)	4.40	4.00
Neither the increase in the long-term gold price nor long-
term copper price assumption from 2024 were considered
an indicator of impairment reversal as the increased price
would not, in isolation, have resulted in the identification of an impairment reversal at our CGUs with reversible
impairments. The other key assumptions used in our
impairment testing, based on the CGUs tested in each year,
are summarized in the following table:

	2025	2024
WACC - gold (range)	5%-8%	5%-9%
WACC - gold (avg)	6%	6%
WACC - copper	9%	12%
NAV multiple - gold (avg)	1.2	1.2
LOM years - gold (avg)	24	21

Schedule of carrying value of CGU's	The carrying value of the CGUs that are most
sensitive to changes in the key assumptions used in the
FVLCD calculation are:

As at December 31, 2025	Carrying Value
Loulo-Gounkoto	$2,522
Kibali[1]	2,484
Lumwana	2,767
Zaldívar	849
[1]Kibali’s carrying value is comprised of the equity investment and JV receivable